UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2011
                                                -----------------


Check here if Amendment [ ]: Amendment Number:
                                                -----------------

         This Amendment (Check only one):   |_| is a restatement
                                            |_| adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:              Kendall Square Capital, LLC
Address:           235 Montgomery St., Suite 1010
                   San Francisco, CA  94104

Form 13F File Number:  (to be determined after filing)
                       -------------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Jason Harris
Title:       Managing Member
Phone:       415-391-1565

Signature, Place and Date of Signing:

      /s/ Jason Harris             San Francisco, CA        February 14, 2012
----------------------------       -----------------        -----------------
        [Signature]                  [City, State]               [Date]

*Note: Please note that the investment manager filing this Form 13F has included a position held in the common stock of Hanmi Financial Corporation on this Form 13F. As of December 19, 2011, Hanmi Financial Corporation began trading under a new CUSIP. The CUSIP of the common stock of Hanmi Financial Corporation listed on the SEC's Official List of Section 13(f) Securities for fourth quarter 2011 is the previous CUSIP and the new CUSIP for Hanmi Financial Corporation does not appear on the SEC's Official List of Section 13(f) Securities for fourth quarter 2011. In order to avoid possible confusion that the investment manager does not hold a position in Hanmi Financial Corporation, the investment manager has listed a position in Hanmi Financial Corporation with the CUSIP listed on the SEC's Official List of Section 13(f) Securities for fourth quarter 2011.

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                           0
                                               ----------------------------
Form 13F Information Table Entry Total:                      50
                                               ----------------------------
Form 13F Information Table Value Total:                  $130,010
                                               ----------------------------
                                                      (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None



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                                                   KENDALL SQUARE CAPITAL, LLC
                                                   FORM 13F INFORMATION TABLE
                                                 Quarter Ended December 31, 2011

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                                                            VALUE    SHRS OR     SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
      NAME OF ISSUER         TITLE OF CLASS     CUSIP      (x$1000)  PRN AMT     PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
ALTERA CORP                  COM                021441100    3,076       82,900  SH       SOLE                   82,900
AMDOCS LTD                   ORD                G02602103    3,008      105,424  SH       SOLE                  105,424
ASSISTED LIVING CONCPT NEV N CL A NEW           04544X300      965       64,813  SH       SOLE                   64,813
BARCLAYS BK PLC              IPTH S&P VIX NEW   06740C261    2,487       70,000  SH       SOLE                   70,000
BARD C R INC                 COM                067383109    2,725       31,870  SH       SOLE                   31,870
BEST BUY INC                 COM                086516101    1,753       75,000  SH       SOLE                   75,000
BOEING CO                    COM                097023105    1,834       25,000  SH       SOLE                   25,000
CAREFUSION CORP              COM                14170T101    2,467       97,100  SH       SOLE                   97,100
CISCO SYS INC                COM                17275R102    2,457      135,900  SH       SOLE                  135,900
CITI TRENDS INC              COM                17306X102    2,462      280,383  SH       SOLE                  280,383
CLEARWATER PAPER CORP        COM                18538R103    3,483       97,800  SH       SOLE                   97,800
CNO FINL GROUP INC           COM                12621E103    2,653      420,509  SH       SOLE                  420,509
CORE MARK HOLDING CO INC     COM                218681104    3,629       91,631  SH       SOLE                   91,631
COVANTA HLDG CORP            COM                22282E102    1,985      145,000  SH       SOLE                  145,000
CRA INTL INC                 COM                12618T105    2,446      123,272  SH       SOLE                  123,272
CROSS CTRY HEALTHCARE INC    COM                227483104    7,081    1,275,924  SH       SOLE                1,275,924
CVS CAREMARK CORPORATION     COM                126650100    2,447       60,000  SH       SOLE                   60,000
DONNELLEY R R & SONS CO      COM                257867101    2,208      153,027  SH       SOLE                  153,027
DUN & BRADSTREET CORP DEL NE COM                26483E100    3,165       42,300  SH       SOLE                   42,300
ERESEARCHTECHNOLOGY INC      COM                29481V108    6,520    1,390,281  SH       SOLE                1,390,281
EXPRESS SCRIPTS INC          COM                302182100    3,146       70,400  SH       SOLE                   70,400
FUEL SYS SOLUTIONS INC       COM                35952W103    2,935      178,000  SH       SOLE                  178,000
G & K SVCS INC               CL A               361268105      599       20,578  SH       SOLE                   20,578
GLOBAL SOURCES LTD           ORD                G39300101      150       30,859  SH       SOLE                   30,859
HANESBRANDS INC              COM                410345102    2,134       97,600  SH       SOLE                   97,600
HANMI FINL CORP              COM                410495105    1,831      247,469  SH       SOLE                  247,469
HARRIS CORP DEL              COM                413875105    2,699       74,900  SH       SOLE                   74,900
ICONIX BRAND GROUP INC       COM                451055107    3,621      222,301  SH       SOLE                  222,301
INSTEEL INDUSTRIES INC       COM                45774W108      636       57,842  SH       SOLE                   57,842
INTERNATIONAL BUSINESS MACHS COM                459200101    1,655        9,000  SH       SOLE                    9,000
JAKKS PAC INC                COM                47012E106    2,033      144,064  SH       SOLE                  144,064
JONES LANG LASALLE INC       COM                48020Q107    2,481       40,500  SH       SOLE                   40,500
KIT DIGITAL INC              COM NEW            482470200      764       90,465  SH       SOLE                   90,465
MEDQUIST HLDGS INC           COM                58506K102    7,872      818,265  SH       SOLE                  818,265
MOBILE MINI INC              COM                60740F105    5,021      287,744  SH       SOLE                  287,744
NETAPP INC                   COM                64110D104    4,033      111,203  SH       SOLE                  111,203
NVIDIA CORP                  COM                67066G104      970       70,000  SH       SOLE                   70,000
PACIFIC SUNWEAR CALIF INC    COM                694873100      731      427,200  SH       SOLE                  427,200
POLYCOM INC                  COM                73172K104    3,990      244,761  SH       SOLE                  244,761
PRGX GLOBAL INC              COM NEW            69357C503      939      157,828  SH       SOLE                  157,828
PROSHARES TR                 REAL EST NEW 11    74348A871    1,103       30,000  SH       SOLE                   30,000
RUBY TUESDAY INC             COM                781182100    2,360      342,005  SH       SOLE                  342,005
SCHOOL SPECIALTY INC         COM                807863105    1,878      751,330  SH       SOLE                  751,330
SEABRIGHT HOLDINGS INC       COM                811656107      108       14,159  SH       SOLE                   14,159
SHUTTERFLY INC               COM                82568P304    1,707       75,000  SH       SOLE                   75,000
STAPLES INC                  COM                855030102    2,868      206,500  SH       SOLE                  206,500
STATE BK FINL CORP           COM                856190103    2,639      174,657  SH       SOLE                  174,657
TARGET CORP                  COM                87612E106    2,443       47,700  SH       SOLE                   47,700
TRUEBLUE INC                 COM                89785X101    4,538      326,972  SH       SOLE                  326,972
VALASSIS COMMUNICATIONS INC  COM                918866104    3,275      170,300  SH       SOLE                  170,300
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